DEBT DEBT (Tables)	3 Months Ended
Mar. 31, 2017
Debt Instrument [Line Items]
Debt [Table Text Block]
The following table sets forth our debt for the periods indicated:

	March 31, 2017	December 31, 2016
	(Thousands of dollars)
ONEOK
Senior unsecured obligations:
$700,000 at 4.25% due 2022	$547,397	$547,397
$500,000 at 7.5% due 2023	500,000	500,000
$100,000 at 6.5% due 2028	87,088	87,126
$100,000 at 6.875% due 2028	100,000	100,000
$400,000 at 6.0% due 2035	400,000	400,000
Total ONEOK senior notes payable	1,634,485	1,634,523
ONEOK Partners
Commercial paper outstanding, bearing a weighted-average interest rate of 1.51% and 1.27%, respectively	1,290,729	1,110,277
Senior unsecured obligations:
$400,000 at 2.0% due 2017	400,000	400,000
$425,000 at 3.2% due 2018	425,000	425,000
$1,000,000 term loan, variable rate, due 2019	1,000,000	1,000,000
$500,000 at 8.625% due 2019	500,000	500,000
$300,000 at 3.8% due 2020	300,000	300,000
$900,000 at 3.375 % due 2022	900,000	900,000
$425,000 at 5.0 % due 2023	425,000	425,000
$500,000 at 4.9 % due 2025	500,000	500,000
$600,000 at 6.65% due 2036	600,000	600,000
$600,000 at 6.85% due 2037	600,000	600,000
$650,000 at 6.125% due 2041	650,000	650,000
$400,000 at 6.2% due 2043	400,000	400,000
Guardian Pipeline
Weighted average 7.85% due 2022	42,345	44,257
Total debt	9,667,559	9,489,057
Unamortized portion of terminated swaps	19,756	20,186
Unamortized debt issuance costs and discounts	(66,110)	(68,320)
Current maturities of long-term debt	(410,650)	(410,650)
Short-term borrowings (a)	(1,290,729)	(1,110,277)
Long-term debt	$7,919,826	$7,919,996
(a) - Individual issuances of commercial paper under ONEOK Partners’ $2.4 billion commercial paper program generally mature in 90 days or less. However, these issuances are supported by and reduce the borrowing capacity under the ONEOK Partners Credit Agreement.